UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10371

LORD ABBETT EQUITY TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 7/31/2014

Item 1:	Report(s) to Shareholders.

2014 LORD ABBETT
ANNUAL REPORT

Lord Abbett

Calibrated Large Cap Value Fund

Calibrated Mid Cap Value Fund

For the fiscal year ended July 31, 2014

Table of Contents

1	A Letter to Shareholders

5	Investment Comparisons

7	Information About Your Fund’s Expenses and Holdings Presented by Sector

Schedules of Investments:

10	Calibrated Large Cap Value Fund

14	Calibrated Mid Cap Value Fund

18	Statements of Assets and Liabilities

20	Statements of Operations

21	Statements of Changes in Net Assets

23	Financial Highlights

35	Notes to Financial Statements

46	Report of Independent Registered Public Accounting Firm

47	Supplemental Information to Shareholders

Lord Abbett Equity Trust
Lord Abbett Calibrated Large Cap Value Fund and Lord Abbett Calibrated Mid Cap Value Fund
Annual Report

For the fiscal year ended July 31, 2014

Daria L. Foster, Trustee, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of the performance of the Funds for the fiscal year ended July 31, 2014. On this page and the following pages, we discuss the major factors that influenced fiscal year performance. For detailed and more timely information about the Funds, please visit our website at www.lordabbett.com, where you also can access quarterly commentaries that provide updates on each Fund’s performance and other portfolio related updates.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Trustee, President and Chief Executive Officer

Calibrated Large Cap Value Fund

For the fiscal year ended July 31, 2014, the Fund returned 12.38%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the Russell 1000® Value Index,1 which returned 15.47% over the same period.

Equity markets saw considerable gains in the trailing 12-month period, with the S&P 500® Index2 reaching a new all-time high in the last full week of the month (as of July 24, 2014). Despite the general trend upward over this timeframe, there were a few periods of short-term volatility, most notably in August 2013, when the S&P 500 dropped by 3.1% on fears of an escalating crisis in Syria, and in January 2014, when the S&P 500 dropped by 3.6%. Finally, the U.S. economy contracted by 2.1% in the first quarter of 2014, the worst quarterly gross domestic product (GDP) number since the first quarter of 2009. The equity markets, however, were not materially affected by this downward revision from initial estimates, and there was a consensus view that this contraction was “temporary.”

The Fund’s performance lagged its index for the period. Stock selection within the energy and consumer staples sectors detracted from relative performance. Within the energy sector, shares of Atwood Oceanics, Inc., an offshore drilling contractor serving the global oil and gas industry, declined amid excess capacity in the ultra-deepwater market, leading to a reduction in rig utilization rates. Shares of Laredo Petroleum Holdings, Inc., an independent energy company that focuses on the exploration, development, and acquisition of oil and natural gas properties primarily in the Permian Basin region of west Texas, fell due to lower production guidance, causing lower than expected revenue. Within the consumer staples sector, shares of retailer Wal-Mart Stores, Inc. fell, as both sales and store traffic declined, in part due to the recent growth of e-commerce, which has taken market share from “big-box” retailers. Shares of Avon Products, Inc., a manufacturer and direct seller of beauty products, fell with the North American business reporting 18% revenue declines due to fewer active representatives and increasing margin compressions in the company’s North American business.

Stock selection within the industrials and utilities sectors contributed to relative performance for the period more than stock selection within any other sector. Share prices of aerospace and security firm Lockheed Martin Corporation increased throughout the year on strong results from the F-35 fighter aircraft program and global demand for its information technology systems. Shares of American Airlines Group Inc., an airline operator, rose due to synergies realized after the merger of US Airways Group, Inc. and AMR Corporation (which emerged from Chapter 11 bankruptcy) created this new consolidated firm in December 2013. Within the utilities sector, shares of AES Corporation, a diversified power generation and utility company, contributed to relative performance, as its share prices advanced with the authorization of a share buyback program and continued divestiture of non-core assets. Shares of Entergy Corporation, an electric power production and distribution company, rose on colder than expected temperatures in the first quarter of 2014, leading to increased earnings per share, as well as increased industrial activity in the southern states of the United States.

Calibrated Mid Cap Value Fund

For the fiscal year ended July 31, 2014, the Fund returned 15.42%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the Russell Midcap® Value Index,3 which returned 17.76% over the same period. Equity markets significantly increased in the trailing 12-month period, with the S&P 500® Index2 reaching a new all-time high on July, 24, 2014.

Despite the general trend upward in the equity market over this time frame, there were a few periods of short-term volatility, most notably in August 2013, when the S&P 500 dropped by 3.1% on fears of an escalating crisis in Syria, and in January 2014, when the S&P 500 dropped by 3.6%. The U.S. economy also contracted in the first quarter of 2014, by 2.1%, the worst quarterly gross domestic product (GDP) growth rate since the first quarter of 2009. The equity markets, however, were not materially affected by this downward revision from initial estimates, and investors viewed this contraction as “temporary”.

The Fund’s performance lagged its benchmark for the period. Stock selection within the energy and materials sectors detracted the most from relative performance. Within the energy sector, shares of Rowan Companies plc, which provides offshore oil and gas drilling services, fell, along with the majority of offshore drillers, due to the oversupply in the rig market. In addition, an overweight to Denbury Resources, Inc., an oil and natural gas operator in the United States, detracted from Fund performance, as the firm’s shares declined owing largely to the negative market reaction to the company’s reduced production growth targets for the next several years.

Within the materials sector, Rock-Tenn Company, a manufacturer of corrugated and consumer packaging, struggled as demand was sluggish and increased capacity in the industry necessitated manufacturing downtime. Shares of Albemarle Corporation, a developer and manufacturer of specialty chemicals, fell due to widespread customer inventory reductions. Also, Albemarle cited demand from the electronics end markets as lower than expected.

Stock selection within the health care and utilities sectors contributed to relative performance during the period. Within the health care sector, HCA Holdings, Inc., a hospital owner and operator, outperformed in its sector as revenue and profit improved due to increased patient volumes. In addition, shares of Mylan Inc., an integrated global pharmaceutical company, steadily rose after management announced guidance surpassing analyst expectations, confirming a 16% revenue growth forecast and highlighting potential merger and acquisition opportunities. Utilities holding AES Corp., a diversified power generation and utility company, benefited from lower expenses as well as refining its geographic focus by selling its distribution facility in Cameroon, wind-generation business in India, and a wind-development pipeline in Poland. In addition, our position in Entergy Corporation, an integrated energy company primarily focused in electric-power production and retail distribution operations, outperformed in its sector as profitability improved. Profitability increased as power and capacity prices continued to rise in the Northeast.

Each Fund’s portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

1 The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

2 The S&P 500® Index is widely regarded as the standard for measuring large cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

3 The Russell Midcap® Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value index.

Unless otherwise specified, indexes reflect total return, with all dividends reinvested. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information Performance data quoted in the following pages reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Funds will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 888-522-2388 or referring to www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. Each Fund offers classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see each Fund’s prospectus.

During certain periods shown, expense waivers and reimbursements were in place. Without such waivers and expense reimbursements, the Funds’ returns would have been lower.

The annual commentary above discusses the views of the Funds’ management and various portfolio holdings of the Funds as of July 31, 2014. These views and portfolio holdings may have changed after this date. Information provided in the commentary is not a recommendation to buy or sell securities. Because the Funds’ portfolio is actively managed and may change significantly, the Funds may no longer own the securities described above or may have otherwise changed their positions in the securities. For more recent information about the Funds’ portfolio holdings, please visit www.lordabbett.com.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with each Fund, please see each Fund’s prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

Calibrated Large Cap Value Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Russell 1000® Value Index, assuming reinvestment of all distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During the period, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended July 31, 2014

	1 Year	Life of Class
Class A3	5.94%	18.77%
Class C4	10.54%	20.62%
Class F5	12.53%	21.68%
Class I5	12.70%	21.81%
Class R2[5]	12.04%	21.39%
Class R3[5]	12.11%	21.28%

1 Reflects the deduction of the maximum initial sales charge of 5.75%.

2 Performance for the unmanaged index does not reflect any fees or expenses. The performance of each index is not necessarily representative of the Fund’s performance. Performance of the index begins on December 29, 2011.

3 Class A shares commenced operations on December 21, 2011 and performance for the Class began on December 29, 2011. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the period ended July 31, 2014, is calculated using the SEC-required uniform method to compute such return.

4 Class C shares commenced operations on December 21, 2011 and performance for the Class began on December 29, 2011. Reflects the deduction of the 1% CDSC for Class C shares, which normally applies before the first anniversary of the purchase date.

5 Class F, I, R2 and R3 commenced operations on December 21, 2011 and performance for the Classes began on December 29, 2011. Performance is at net asset value.

Calibrated Mid Cap Value Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Russell Midcap® Value Index, assuming reinvestment of all distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During the period, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended July 31, 2014

	1 Year	Life of Class
Class A3	8.77%	19.21%
Class C4	13.60%	21.08%
Class F5	15.66%	22.16%
Class I5	15.70%	22.30%
Class R2[5]	15.14%	21.88%
Class R3[5]	15.27%	21.95%

1 Reflects the deduction of the maximum initial sales charge of 5.75%.

2 Performance for the unmanaged index does not reflect any fees or expenses. The performance of each index is not necessarily representative of the Fund’s performance. Performance of the index begins on December 29, 2011.

3 Class A shares commenced operations on December 21, 2011 and performance for the Class began on December 29, 2011. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the period ended July 31, 2014, is calculated using the SEC-required uniform method to compute such return.

4 Class C shares commenced operations on December 21, 2011 and performance for the Class began on December 29, 2011. Reflects the deduction of the 1% CDSC for Class C shares, which normally applies before the first anniversary of the purchase date.

5 Class F, I, R2 and R3 commenced operations on December 21, 2011 and performance for the Classes began on December 29, 2011. Performance is at net asset value.

Expense Example

As a shareholder of each Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2014 through July 31, 2014).

Actual Expenses

For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 2/1/14 - 7/31/14” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Calibrated Large Cap Value Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	2/1/14	7/31/14	2/1/14 – 7/31/14
Class A
Actual	$1,000.00	$1,082.50	$3.87
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.08	$3.76
Class C
Actual	$1,000.00	$1,078.50	$7.68
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.41	$7.45
Class F
Actual	$1,000.00	$1,083.00	$3.10
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.82	$3.01
Class I
Actual	$1,000.00	$1,083.90	$2.58
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.32	$2.51
Class R2
Actual	$1,000.00	$1,080.60	$5.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.34	$5.51
Class R3
Actual	$1,000.00	$1,081.30	$5.16
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.84	$5.01

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.75% for Class A, 1.49% for Class C, 0.60% for Class F, 0.50% for Class I, 1.10% for Class R2 and 1.00% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

July 31, 2014

Sector*	%**
Consumer Discretionary	6.80%
Consumer Staples	6.50%
Energy	13.88%
Financials	29.15%
Health Care	12.69%
Industrials	9.87%

Sector*	%**
Information Technology	8.71%
Materials	3.36%
Telecommunication Services	2.82%
Utilities	5.44%
Repurchase Agreement	0.78%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Calibrated Mid Cap Value Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	2/1/14	7/31/14	2/1/14 – 7/31/14
Class A
Actual	$1,000.00	$1,091.10	$4.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.58	$4.26
Class C
Actual	$1,000.00	$1,087.10	$8.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.86	$8.00
Class F
Actual	$1,000.00	$1,092.10	$3.63
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.32	$3.51
Class I
Actual	$1,000.00	$1,091.90	$3.11
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.82	$3.01
Class R2
Actual	$1,000.00	$1,088.90	$6.16
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.89	$5.96
Class R3
Actual	$1,000.00	$1,090.10	$5.60
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.44	$5.41

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.85% for Class A, 1.60% for Class C, 0.70% for Class F, 0.60% for Class I, 1.19% for Class R2 and 1.08% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

July 31, 2014

Sector*	%**
Consumer Discretionary	9.44%
Consumer Staples	3.09%
Energy	5.91%
Financials	32.51%
Health Care	8.75%
Industrials	10.13%

Sector*	%**
Information Technology	11.11%
Materials	7.00%
Utilities	11.21%
Repurchase Agreement	0.85%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments

CALIBRATED LARGE CAP VALUE FUND July 31, 2014

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.44%

Aerospace & Defense 2.26%
Huntington Ingalls Industries, Inc.	10,000	$909
Raytheon Co.	102,500	9,304
Total		10,213

Airlines 1.73%
American Airlines Group, Inc.	133,900	5,202
Southwest Airlines Co.	93,600	2,647
Total		7,849

Auto Components 0.27%
Lear Corp.	13,000	1,224

Automobiles 2.29%
Ford Motor Co.	185,100	3,150
General Motors Co.	213,800	7,231
Total		10,381

Banks 10.15%
BB&T Corp.	137,600	5,094
Citigroup, Inc.	280,800	13,734
Fifth Third Bancorp	252,100	5,163
JPMorgan Chase & Co.	334,700	19,302
Wells Fargo & Co.	52,200	2,657
Total		45,950

Capital Markets 4.30%
Ameriprise Financial, Inc.	46,300	5,537
Invesco Ltd.	111,900	4,211
Morgan Stanley	300,800	9,728
Total		19,476

Chemicals 0.51%
CF Industries Holdings, Inc.	3,650	914
Huntsman Corp.	53,800	1,401
Total		2,315

Commercial Services & Supplies 0.22%
R.R. Donnelley & Sons Co.	57,800	1,003

Investments	Shares	Fair Value (000)
Communications Equipment 1.20%
Cisco Systems, Inc.	214,500	$5,412

Consumer Finance 1.82%
Capital One Financial Corp.	103,800	8,256

Containers & Packaging 1.65%
Rock-Tenn Co. Class A	75,000	7,457

Diversified Financial Services 1.57%
Berkshire Hathaway, Inc.
Class B*	56,800	7,124

Diversified Telecommunication Services 2.82%
AT&T, Inc.	306,700	10,915
Verizon Communications, Inc.	36,900	1,861
Total		12,776

Electric: Utilities 2.07%
Duke Energy Corp.	42,300	3,051
Edison International	17,400	953
PPL Corp.	162,100	5,348
Total		9,352

Electrical Equipment 0.63%
Emerson Electric Co.	45,000	2,864

Electronic Equipment, Instruments & Components 1.80%
Avnet, Inc.	140,600	5,952
Ingram Micro, Inc. Class A*	76,100	2,184
Total		8,136

Energy Equipment & Services 2.12%
Atwood Oceanics, Inc.*	105,800	5,094
Baker Hughes, Inc.	19,100	1,314
Rowan Cos., plc Class A	60,400	1,843
Tidewater, Inc.	28,200	1,333
Total		9,584

Food & Staples Retailing 3.16%
Sysco Corp.	167,200	5,968
Wal-Mart Stores, Inc.	113,200	8,329
Total		14,297

10	See Notes to Financial Statements.

Schedule of Investments (continued)

CALIBRATED LARGE CAP VALUE FUND July 31, 2014

Investments	Shares	Fair Value (000)
Food Products 1.71%
Bunge Ltd.	98,100	$7,734

Health Care Equipment & Supplies 1.05%
Baxter International, Inc.	36,200	2,704
Medtronic, Inc.	18,300	1,130
Teleflex, Inc.	8,700	937
Total		4,771

Health Care Providers & Services 4.50%
Aetna, Inc.	126,800	9,831
Express Scripts Holding Co.*	123,700	8,616
HCA Holdings, Inc.*	29,600	1,933
Total		20,380

Hotels, Restaurants & Leisure 0.85%
Royal Caribbean Cruises Ltd.	64,400	3,842

Household Durables 1.41%
Toll Brothers, Inc.*	75,800	2,478
Whirlpool Corp.	27,200	3,880
Total		6,358

Household Products 1.65%
Kimberly-Clark Corp.	11,000	1,143
Procter & Gamble Co. (The)	81,600	6,309
Total		7,452

Independent Power and Renewable Electricity Producer 1.65%
AES Corp. (The)	511,300	7,470

Industrial Conglomerates 1.55%
3M Co.	9,600	1,353
General Electric Co.	225,700	5,676
Total		7,029

Information Technology Services 1.93%
Computer Sciences Corp.	43,300	2,702
Fidelity National Information Services, Inc.	90,300	5,093
Total System Services, Inc.	29,600	947
Total		8,742

Investments	Shares	Fair Value (000)
Insurance 6.62%
ACE Ltd. (Switzerland)(a)	79,900	$7,998
Allstate Corp. (The)	179,700	10,504
Everest Re Group Ltd.	45,400	7,078
Hartford Financial Services Group, Inc. (The)	45,400	1,551
Validus Holdings Ltd.	77,800	2,842
Total		29,973

Machinery 2.18%
Caterpillar, Inc.	52,900	5,330
Deere & Co.	53,200	4,528
Total		9,858

Media 0.92%
Comcast Corp. Class A	46,000	2,471
Walt Disney Co. (The)	19,700	1,692
Total		4,163

Metals & Mining 0.42%
Freeport-McMoRan, Inc.	50,900	1,894

Multi-Line Retail 1.08%
Kohl’s Corp.	91,300	4,888

Multi-Utilities 1.74%
PG&E Corp.	115,800	5,173
Sempra Energy	27,000	2,692
Total		7,865

Oil, Gas & Consumable Fuels 11.79%
Chesapeake Energy Corp.	211,900	5,588
Chevron Corp.	145,400	18,791
ConocoPhillips	64,100	5,288
Exxon Mobil Corp.	149,100	14,752
Occidental Petroleum Corp.	9,200	899
Valero Energy Corp.	158,600	8,057
Total		53,375

Paper & Forest Products 0.80%
International Paper Co.	75,700	3,596

See Notes to Financial Statements.	11

Schedule of Investments (continued)

CALIBRATED LARGE CAP VALUE FUND July 31, 2014

Investments	Shares	Fair Value (000)
Pharmaceuticals 7.16%
Bristol-Myers Squibb Co.	164,800	$8,342
Eli Lilly & Co.	20,900	1,276
Johnson & Johnson	55,900	5,595
Pfizer, Inc.	599,400	17,203
Total		32,416

Professional Services 0.42%
Nielsen NV	41,100	1,895

Real Estate Investment Trusts 4.51%
American Homes 4 Rent Class A	59,100	1,077
AvalonBay Communities, Inc.	6,600	977
BioMed Realty Trust, Inc.	111,200	2,391
Brandywine Realty Trust	115,300	1,793
Camden Property Trust	21,800	1,578
DDR Corp.	73,000	1,280
Gaming and Leisure Properties, Inc.	26,500	892
General Growth Properties, Inc.	125,700	2,938
Health Care REIT, Inc.	21,500	1,368
Liberty Property Trust	39,300	1,382
Starwood Property Trust, Inc.	117,800	2,780
Vornado Realty Trust	9,400	997
Weingarten Realty Investors	29,700	977
Total		20,430

Semiconductors & Semiconductor Equipment 1.88%
Intel Corp.	183,200	6,209
Micron Technology, Inc.*	75,300	2,300
Total		8,509

Technology Hardware, Storage & Peripheral 1.93%
EMC Corp.	297,400	8,714

Trading Companies & Distributors 1.12%
Air Lease Corp.	146,700	5,054
Total Common Stocks (cost $427,056,149)		450,077

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.78%

Repurchase Agreement
Repurchase Agreement dated 7/31/2014, Zero Coupon due 8/1/2014 with Fixed Income Clearing Corp. collateralized by $3,495,000 of Federal National Mortgage Assoc. at 2.00% due 05/16/2017; value: $3,595,481; proceeds: $3,523,635 (cost $3,523,635)	$3,524	$3,524
Total Investments in Securities 100.22% (cost $430,579,784)		453,601
Liabilities in Excess of Cash and Other Assets(b) (0.22)%		(998)
Net Assets 100.00%		$452,603

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Liabilities in Excess of Cash and Other Assets include net unrealized depreciation on futures contracts as follows:

12	See Notes to Financial Statements.

Schedule of Investments (concluded)

CALIBRATED LARGE CAP VALUE FUND July 31, 2014

Open Futures Contracts at July 31, 2014:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
E-Mini S&P 500 Index	September 2014	19	Long	$1,828,560	$(13,847)

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$450,077	$—	$—	$450,077
Repurchase Agreement	—	3,524	—	3,524
Total	$450,077	$3,524	$—	$453,601

Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(14)	—	—	(14)
Total	$(14)	$—	$—	$(14)

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the fiscal year ended July 31, 2014.

See Notes to Financial Statements.	13

Schedule of Investments

CALIBRATED MID CAP VALUE FUND July 31, 2014

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.59%

Aerospace & Defense 1.24%
Huntington Ingalls Industries, Inc.	64,300	$5,846
Triumph Group, Inc.	29,100	1,844
Total		7,690

Airlines 1.05%
American Airlines Group, Inc.	87,400	3,396
Copa Holdings SA Class A (Panama)(a)	20,400	3,098
Total		6,494

Auto Components 1.66%
Lear Corp.	108,800	10,246

Banks 5.36%
CIT Group, Inc.	97,600	4,793
Fifth Third Bancorp	362,300	7,420
First Niagara Financial Group, Inc.	615,300	5,292
Fulton Financial Corp.	265,900	3,015
M&T Bank Corp.	15,600	1,895
SunTrust Banks, Inc.	281,800	10,723
Total		33,138

Building Products 0.24%
Owens Corning	42,800	1,457

Capital Markets 3.58%
Ameriprise Financial, Inc.	80,800	9,664
Invesco Ltd.	331,700	12,482
Total		22,146

Chemicals 3.85%
Albemarle Corp.	81,000	4,968
CF Industries Holdings, Inc.	54,550	13,656
Huntsman Corp.	198,500	5,171
Total		23,795

Commercial Services & Supplies 1.26%
R.R. Donnelley & Sons Co.	449,800	7,808

Investments	Shares	Fair Value (000)
Consumer Finance 0.63%
Santander Consumer USA Holdings, Inc.	203,100	$3,893

Containers & Packaging 1.83%
Rock-Tenn Co. Class A	113,600	11,295

Diversified Financial Services 0.20%
Intercontinental Exchange, Inc.	6,500	1,249

Electric: Utilities 6.29%
Edison International	148,600	8,143
Entergy Corp.	90,000	6,555
Great Plains Energy, Inc.	432,300	10,717
PPL Corp.	151,050	4,983
Westar Energy, Inc.	235,700	8,494
Total		38,892

Electrical Equipment 1.06%
Babcock & Wilcox Co. (The)	147,100	4,566
Eaton Corp. plc	29,694	2,017
Total		6,583

Electronic Equipment, Instruments & Components 3.40%
Avnet, Inc.	276,800	11,717
Ingram Micro, Inc. Class A*	57,500	1,650
Jabil Circuit, Inc.	312,800	6,243
Vishay Intertechnology, Inc.	98,000	1,444
Total		21,054

Energy Equipment & Services 2.72%
Atwood Oceanics, Inc.*	51,600	2,485
Rowan Cos., plc Class A	401,900	12,266
Tidewater, Inc.	44,600	2,108
Total		16,859

Food Products 3.11%
Bunge Ltd.	155,200	12,236
ConAgra Foods, Inc.	43,200	1,302
Ingredion, Inc.	77,200	5,684
Total		19,222

14	See Notes to Financial Statements.	.

Schedule of Investments (continued)

CALIBRATED MID CAP VALUE FUND July 31, 2014

Investments	Shares	Fair Value (000)
Gas Utilities 0.19%
Atmos Energy Corp.	25,000	$1,208

Health Care Equipment & Supplies 2.84%
St. Jude Medical, Inc.	195,700	12,757
Teleflex, Inc.	44,800	4,827
Total		17,584

Health Care Providers & Services 4.79%
Cardinal Health, Inc.	65,100	4,664
Cigna Corp.	27,000	2,431
Community Health Systems, Inc.*	108,800	5,190
HCA Holdings, Inc.*	166,500	10,874
Laboratory Corp. of America Holdings*	62,200	6,450
Total		29,609

Hotels, Restaurants & Leisure 1.87%
Norwegian Cruise Line Holdings Ltd.*	112,600	3,691
Royal Caribbean Cruises Ltd.	132,200	7,886
Total		11,577

Household Durables 2.54%
Toll Brothers, Inc.*	39,600	1,295
Whirlpool Corp.	101,200	14,435
Total		15,730

Independent Power and Renewable Electricity Producer 1.69%
AES Corp. (The)	715,400	10,452

Information Technology Services 3.26%
Computer Sciences Corp.	24,500	1,529
Fidelity National Information Services, Inc.	104,700	5,905
Total System Services, Inc.	254,500	8,144
Xerox Corp.	345,700	4,584
Total		20,162

Investments	Shares	Fair Value (000)
Insurance 8.85%
AXIS Capital Holdings Ltd.	101,500	$4,380
Endurance Specialty Holdings Ltd.	23,300	1,232
Everest Re Group Ltd.	81,100	12,644
Hanover Insurance Group, Inc. (The)	30,107	1,741
Hartford Financial Services Group, Inc. (The)	235,608	8,048
Lincoln National Corp.	142,000	7,440
Reinsurance Group of America, Inc.	31,398	2,520
Validus Holdings Ltd.	74,900	2,736
XL Group plc (Ireland)(a)	435,300	14,034
Total		54,775

Leisure Product 0.22%
Hasbro, Inc.	26,941	1,346

Machinery 2.58%
AGCO Corp.	35,800	1,744
Stanley Black & Decker, Inc.	34,300	2,999
Terex Corp.	163,100	5,629
Timken Co. (The)	125,600	5,564
Total		15,936

Media 0.60%
Gannett Co., Inc.	59,000	1,930
Starz Class A*	63,100	1,799
Total		3,729

Metals & Mining 0.25%
Alcoa, Inc.	93,400	1,531

Multi-Line Retail 2.59%
Kohl’s Corp.	224,100	11,999
Macy’s, Inc.	70,000	4,045
Total		16,044

Multi-Utilities 3.08%
Consolidated Edison, Inc.	77,400	4,341
Public Service Enterprise Group, Inc.	45,000	1,583
SCANA Corp.	186,146	9,471

See Notes to Financial Statements.	15

Schedule of Investments (continued)

CALIBRATED MID CAP VALUE FUND July 31, 2014

Investments	Shares	Fair Value (000)
Multi-Utilities (continued)
Sempra Energy	36,900	$3,679
Total		19,074

Oil, Gas & Consumable Fuels 3.21%
Chesapeake Energy Corp.	144,700	3,816
Cimarex Energy Co.	14,500	2,016
Murphy Oil Corp.	43,900	2,727
PBF Energy, Inc. Class A	186,700	5,060
Rice Energy, Inc.*	82,600	2,172
Ultra Petroleum Corp.*	176,600	4,048
Total		19,839

Paper & Forest Products 1.11%
Domtar Corp. (Canada)(a)	33,100	1,189
International Paper Co.	119,300	5,667
Total		6,856

Pharmaceuticals 1.16%
Actavis plc*	26,076	5,587
Mylan, Inc.*	32,000	1,580
Total		7,167

Professional Services 1.16%
Nielsen NV	156,000	7,193

Real Estate Investment Trusts 13.28%
Alexandria Real Estate Equities, Inc.	25,500	2,004
American Capital Agency Corp.	79,200	1,831
Annaly Capital Management, Inc.	208,700	2,317
AvalonBay Communities, Inc.	21,150	3,132
BioMed Realty Trust, Inc.	256,400	5,513
Boston Properties, Inc.	22,100	2,640
Brandywine Realty Trust	180,533	2,807
Camden Property Trust	102,400	7,410
DDR Corp.	193,600	3,396
Essex Property Trust, Inc.	7,350	1,393
Extra Space Storage, Inc.	35,516	1,837
General Growth Properties, Inc.	115,700	2,704

Investments	Shares	Fair Value (000)
HCP, Inc.	33,800	$1,404
Health Care REIT, Inc.	75,900	4,829
Home Properties, Inc.	27,100	1,783
Host Hotels & Resorts, Inc.	197,800	4,300
Kimco Realty Corp.	153,600	3,438
Liberty Property Trust	118,000	4,150
Macerich Co. (The)	85,200	5,539
Prologis, Inc.	94,500	3,856
Retail Properties of America, Inc. Class A	91,000	1,369
SL Green Realty Corp.	15,100	1,628
Starwood Property Trust, Inc.	196,800	4,644
Ventas, Inc.	35,900	2,280
Vornado Realty Trust	55,800	5,916
Total		82,120

Semiconductors & Semiconductor Equipment 3.08%
Micron Technology, Inc.*	52,000	1,589
ON Semiconductor Corp.*	916,400	7,844
Skyworks Solutions, Inc.	189,300	9,609
Total		19,042

Software 1.04%
CA, Inc.	133,100	3,844
Symantec Corp.	108,500	2,567
Total		6,411

Technology Hardware, Storage & Peripheral 0.39%
NCR Corp.*	77,200	2,389

Thrifts & Mortgage Finance 0.75%
People’s United Financial, Inc.	320,800	4,658

Trading Companies & Distributors 1.58%
Air Lease Corp.	284,000	9,784
Total Common Stocks (cost $587,920,299)		616,037

16	See Notes to Financial Statements.

Schedule of Investments (concluded)

CALIBRATED MID CAP VALUE FUND July 31, 2014

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.85%

Repurchase Agreement
Repurchase Agreement dated 7/31/2014, Zero Coupon due 8/1/2014 with Fixed Income Clearing Corp. collateralized by $5,235,000 of Federal National Mortgage Assoc. at 2.00% due 05/16/2017 value: $5,385,506; proceeds: $5,279,631. (cost $5,279,631)	$5,280	$5,280
Total Investments in Securities 100.44% (cost $593,199,930)		621,317
Liabilities in Excess of Cash and Other Assets(b) (0.44)%		(2,732)
Net Assets 100.00%		$618,585

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Liabilities in Excess of Cash and Other Assets include net unrealized depreciation on futures contracts as follows:

Open Futures Contracts at July 31, 2014:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
E-Mini S&P 500 Index	September 2014	25	Long	$2,406,000	$(17,658)

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$616,037	$—	$—	$616,037
Repurchase Agreement	—	5,280	—	5,280
Total	$616,037	$5,280	$—	$621,317
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(18)	—	—	(18)
Total	$(18)	$—	$—	$(18)

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the fiscal year ended July 31, 2014.

See Notes to Financial Statements.	17

Statements of Assets and Liabilities

July 31, 2014

	Calibrated Large Cap Value Fund	Calibrated Mid Cap Value Fund
ASSETS:
Investments in securities, at cost	$430,579,784	$593,199,930
Investments in securities, at fair value	$453,601,354	$621,316,661
Cash	30,802	662,701
Deposits with brokers for futures collateral	87,400	115,000
Receivables:
Investment securities sold	1,763,044	1,231,585
Capital shares sold	1,034,403	75,329
Dividends	726,494	157,666
From advisor (See Note 3)	131,446	134,554
Prepaid expenses and other assets	25,167	24,854
Total assets	457,400,110	623,718,350
LIABILITIES:
Payables:
Investment securities purchased	4,073,810	4,054,728
Capital shares reacquired	222,262	457,968
12b-1 distribution fees	37,829	13,340
Management fee	235,011	318,752
Trustees’ fees	17,698	18,268
Fund administration	15,667	21,250
Variation margin	38,301	50,391
To affiliates (See Note 3)	74,626	125,372
Accrued expenses	81,787	73,579
Total liabilities	4,796,991	5,133,648
NET ASSETS	$452,603,119	$618,584,702
COMPOSITION OF NET ASSETS:
Paid-in capital	$382,459,009	$537,392,203
Undistributed net investment income	4,437,656	4,171,295
Accumulated net realized gain on investments and futures contracts	42,698,731	48,922,131
Net unrealized appreciation on investments and futures contracts	23,007,723	28,099,073
Net Assets	$452,603,119	$618,584,702

18	See Notes to Financial Statements.

Statements of Assets and Liabilities (concluded)

July 31, 2014

	Calibrated Large Cap Value Fund	Calibrated Mid Cap Value Fund

Net assets by class:
Class A Shares	$81,217,898	$28,422,437
Class C Shares	$10,455,504	$4,353,814
Class F Shares	$17,315,588	$7,853,478
Class I Shares	$343,275,197	$577,851,482
Class R2 Shares	$197,675	$31,045
Class R3 Shares	$141,257	$72,446
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	3,641,834	1,289,411
Class C Shares	475,591	200,513
Class F Shares	775,626	356,014
Class I Shares	15,353,590	26,130,011
Class R2 Shares	8,831	1,401
Class R3 Shares	6,360	3,271
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$22.30	$22.04
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$23.66	$23.38
Class C Shares-Net asset value	$21.98	$21.71
Class F Shares-Net asset value	$22.32	$22.06
Class I Shares-Net asset value	$22.36	$22.11
Class R2 Shares-Net asset value	$22.38	$22.16
Class R3 Shares-Net asset value	$22.21	$22.15

See Notes to Financial Statements.	19

Statements of Operations

For the Year Ended July 31, 2014

	Calibrated Large Cap Value Fund	Calibrated Mid Cap Value Fund
Investment income:
Dividends (net of foreign withholding taxes of $0 and $4,936, respectively)	$10,224,378	$10,162,772
Interest and other	—	100
Total investment income	10,224,378	10,162,872
Expenses:
Management fee	2,547,635	2,774,851
12b-1 distribution plan-Class A	200,848	74,280
12b-1 distribution plan-Class C	89,613	37,880
12b-1 distribution plan-Class F	13,657	6,629
12b-1 distribution plan-Class R2	1,255	128
12b-1 distribution plan-Class R3	588	161
Shareholder servicing	151,302	80,955
Fund administration	169,842	184,990
Subsidy (See Note 3)	451,395	599,793
Reports to shareholders	29,716	32,125
Registration	68,154	65,601
Trustees’ fees	19,172	19,556
Custody	42,312	57,029
Professional	50,872	51,149
Other	14,048	13,943
Gross expenses	3,850,409	3,999,070
Expense reductions (See Note 9)	(117)	(55)
Management fee waived (See Note 3)	(1,421,488)	(1,105,109)
Net expenses	2,428,804	2,893,906
Net investment income	7,795,574	7,268,966
Net realized and unrealized gain (loss):
Net realized gain on investments and futures contracts	52,694,291	62,191,475
Net change in unrealized appreciation/depreciation on investments and futures contracts	(10,085,670)	(4,406,302)
Net realized and unrealized gain	42,608,621	57,785,173
Net Increase in Net Assets Resulting From Operations	$50,404,195	$65,054,139

20	See Notes to Financial Statements.

Statements of Changes in Net Assets

	Calibrated Large Cap Value Fund
INCREASE IN NET ASSETS	For the Year Ended July 31, 2014	For the Year Ended July 31, 2013
Operations:
Net investment income	$7,795,574	$3,753,439
Net realized gain on investments and futures contracts	52,694,291	18,475,127
Net change in unrealized appreciation/depreciation on investments and futures contracts	(10,085,670)	29,661,002
Net increase in net assets resulting from operations	50,404,195	51,889,568
Distributions to shareholders from:
Net investment income
Class A	(1,045,611)	(497,800)
Class C	(76,854)	(3,177)
Class F	(194,362)	(44,435)
Class I	(4,691,550)	(905,141)
Class R2	(2,270)	(89)
Class R3	(1,329)	(638)
Net realized gain
Class A	(5,297,306)	(998,632)
Class C	(567,582)	(7,295)
Class F	(894,441)	(79,317)
Class I	(20,521,883)	(1,568,912)
Class R2	(13,679)	(264)
Class R3	(7,550)	(1,245)
Total distributions to shareholders	(33,314,417)	(4,106,945)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	54,278,817	316,467,788
Reinvestment of distributions	30,660,755	3,539,403
Cost of shares reacquired	(44,156,441)	(43,264,234)
Net increase in net assets resulting from capital share transactions	40,783,131	276,742,957
Net increase in net assets	57,872,909	324,525,580
NET ASSETS:
Beginning of year	$394,730,210	$70,204,630
End of year	$452,603,119	$394,730,210
Undistributed net investment income	$4,437,656	$2,686,807

See Notes to Financial Statements.	21

Statements of Changes in Net Assets (concluded)

	Calibrated Mid Cap Value Fund
INCREASE IN NET ASSETS	For the Year Ended July 31, 2014	For the Year Ended July 31, 2013
Operations:
Net investment income	$7,268,966	$4,053,047
Net realized gain on investments and futures contracts	62,191,475	26,240,372
Net change in unrealized appreciation/depreciation on investments and futures contracts	(4,406,302)	31,682,293
Net increase in net assets resulting from operations	65,054,139	61,975,712
Distributions to shareholders from:
Net investment income
Class A	(293,397)	(177,304)
Class C	(24,892)	(1,213)
Class F	(82,472)	(5,384)
Class I	(4,558,009)	(2,333,838)
Class R2	(121)	(110)
Class R3	(155)	(120)
Net realized gain
Class A	(2,474,174)	(355,469)
Class C	(317,466)	(2,010)
Class F	(626,065)	(7,988)
Class I	(32,739,473)	(3,382,734)
Class R2	(1,518)	(253)
Class R3	(1,714)	(253)
Total distributions to shareholders	(41,119,456)	(6,266,676)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	216,544,820	194,794,586
Reinvestment of distributions	40,540,557	6,135,456
Cost of shares reacquired	(21,953,455)	(17,784,737)
Net increase in net assets resulting from capital share transactions	235,131,922	183,145,305
Net increase in net assets	259,066,605	238,854,341
NET ASSETS:
Beginning of year	$359,518,097	$120,663,756
End of year	$618,584,702	$359,518,097
Undistributed net investment income	$4,171,295	$1,856,084

22	See Notes to Financial Statements.

Financial Highlights

CALIBRATED LARGE CAP VALUE FUND

	Class A Shares
			12/21/2011
	Year Ended 7/31		to
	2014	2013	7/31/2012(a)
Per Share Operating Performance
Net asset value, beginning of period	$21.52	$17.18	$15.00
Investment operations:
Net investment income(b)	.36	.35	.19
Net realized and unrealized gain	2.19	4.59	1.99
Total from investment operations	2.55	4.94	2.18
Distributions to shareholders from:
Net investment income	(.29)	(.20)	—
Net realized gain	(1.48)	(.40)	—
Total distributions	(1.77)	(.60)	—
Net asset value, end of period	$22.30	$21.52	$17.18
Total Return(c)	12.38%	29.60%	14.53	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.75%	.75%	.73	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.75%	.75%	.73	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.08%	1.12%	1.41	%(e)
Net investment income	1.66%	1.83%	1.89	%(e)

Supplemental Data:
Net assets, end of period (000)	$81,218	$74,466	$35,932
Portfolio turnover rate	103.92%	90.00%	62.31%
(a)	Commencement of operations was 12/21/2011, SEC effective date was 12/15/2011 and date shares first became available to the public was 1/3/2012.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.	23

Financial Highlights (continued)

CALIBRATED LARGE CAP VALUE FUND

	Class C Shares
			12/21/2011
	Year Ended 7/31		to
	2014	2013	7/31/2012(a)
Per Share Operating Performance
Net asset value, beginning of period	$21.30	$17.10	$15.00
Investment operations:
Net investment income(b)	.19	.18	.15
Net realized and unrealized gain	2.17	4.59	1.95
Total from investment operations	2.36	4.77	2.10
Distributions to shareholders from:
Net investment income	(.20)	(.17)	—
Net realized gain	(1.48)	(.40)	—
Total distributions	(1.68)	(.57)	—
Net asset value, end of period	$21.98	$21.30	$17.10
Total Return(c)	11.54%	28.71%	14.00	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.49%	1.48%	1.47	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.49%	1.48%	1.47	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.82%	1.85%	2.15	%(e)
Net investment income	.91%	.91%	1.44	%(e)

Supplemental Data:
Net assets, end of period (000)	$10,456	$7,057	$61
Portfolio turnover rate	103.92%	90.00%	62.31%
(a)	Commencement of operations was 12/21/2011, SEC effective date was 12/15/2011 and date shares first became available to the public was 1/3/2012.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

24	See Notes to Financial Statements.

Financial Highlights (continued)

CALIBRATED LARGE CAP VALUE FUND

	Class F Shares
			12/21/2011
	Year Ended 7/31		to
	2014	2013	7/31/2012(a)
Per Share Operating Performance
Net asset value, beginning of period	$21.54	$17.19	$15.00
Investment operations:
Net investment income(b)	.39	.38	.20
Net realized and unrealized gain	2.19	4.59	1.99
Total from investment operations	2.58	4.97	2.19
Distributions to shareholders from:
Net investment income	(.32)	(.22)	—
Net realized gain	(1.48)	(.40)	—
Total distributions	(1.80)	(.62)	—
Net asset value, end of period	$22.32	$21.54	$17.19
Total Return(c)	12.53%	29.82%	14.60	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.60%	.60%	.58	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.60%	.60%	.58	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.93%	.97%	1.33	%(e)
Net investment income	1.81%	1.94%	2.03	%(e)

Supplemental Data:
Net assets, end of period (000)	$17,316	$13,153	$35
Portfolio turnover rate	103.92%	90.00%	62.31%
(a)	Commencement of operations was 12/21/2011, SEC effective date was 12/15/2011 and date shares first became available to the public was 1/3/2012.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.	25

Financial Highlights (continued)

CALIBRATED LARGE CAP VALUE FUND

	Class I Shares
			12/21/2011
	Year Ended 7/31		to
	2014	2013	7/31/2012(a)
Per Share Operating Performance
Net asset value, beginning of period	$21.56	$17.20	$15.00
Investment operations:
Net investment income(b)	.41	.39	.19
Net realized and unrealized gain	2.21	4.60	2.01
Total from investment operations	2.62	4.99	2.20
Distributions to shareholders from:
Net investment income	(.34)	(.23)	—
Net realized gain	(1.48)	(.40)	—
Total distributions	(1.82)	(.63)	—
Net asset value, end of period	$22.36	$21.56	$17.20
Total Return(c)	12.70%	29.91%	14.67	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.50%	.50%	.49	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.50%	.50%	.49	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.83%	.87%	.94	%(e)
Net investment income	1.91%	2.01%	1.89	%(e)

Supplemental Data:
Net assets, end of period (000)	$343,275	$299,673	$34,155
Portfolio turnover rate	103.92%	90.00%	62.31%
(a)	Commencement of operations was 12/21/2011, SEC effective date was 12/15/2011 and date shares first became available to the public was 1/3/2012.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

26	See Notes to Financial Statements.

Financial Highlights (continued)

CALIBRATED LARGE CAP VALUE FUND

	Class R2 Shares
			12/21/2011
	Year Ended 7/31		to
	2014	2013	7/31/2012(a)
Per Share Operating Performance
Net asset value, beginning of period	$21.61	$17.14	$15.00
Investment operations:
Net investment income(b)	.31	.41	.16
Net realized and unrealized gain	2.19	4.59	1.98
Total from investment operations	2.50	5.00	2.14
Distributions to shareholders from:
Net investment income	(.25)	(.13)	—
Net realized gain	(1.48)	(.40)	—
Total distributions	(1.73)	(.53)	—
Net asset value, end of period	$22.38	$21.61	$17.14
Total Return(c)	12.04%	29.97%	14.27	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.01%	.49%	1.06	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.01%	.49%	1.06	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.44%	1.37%	1.81	%(e)
Net investment income	1.43%	2.01%	1.55	%(e)

Supplemental Data:
Net assets, end of period (000)	$198	$303	$11
Portfolio turnover rate	103.92%	90.00%	62.31%
(a)	Commencement of operations was 12/21/2011, SEC effective date was 12/15/2011 and date shares first became available to the public was 1/3/2012.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.	27

Financial Highlights (concluded)

CALIBRATED LARGE CAP VALUE FUND

	Class R3 Shares
			12/21/2011
	Year Ended 7/31		to
	2014	2013	7/31/2012(a)
Per Share Operating Performance
Net asset value, beginning of period	$21.46	$17.15	$15.00
Investment operations:
Net investment income(b)	.30	.33	.17
Net realized and unrealized gain	2.19	4.58	1.98
Total from investment operations	2.49	4.91	2.15
Distributions to shareholders from:
Net investment income	(.26)	(.20)	—
Net realized gain	(1.48)	(.40)	—
Total distributions	(1.74)	(.60)	—
Net asset value, end of period	$22.21	$21.46	$17.15
Total Return(c)	12.11%	29.51%	14.33	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.00%	.95%	.96	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.00%	.95%	.96	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.33%	1.35%	1.71	%(e)
Net investment income	1.38%	1.70%	1.65	%(e)

Supplemental Data:
Net assets, end of period (000)	$141	$79	$11
Portfolio turnover rate	103.92%	90.00%	62.31%
(a)	Commencement of operations was 12/21/2011, SEC effective date was 12/15/2011 and date shares first became available to the public was 1/3/2012.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

28	See Notes to Financial Statements.

Financial Highlights

CALIBRATED MID CAP VALUE FUND

	Class A Shares
			12/21/2011
	Year Ended 7/31		to
	2014	2013	7/31/2012(a)
Per Share Operating Performance
Net asset value, beginning of period	$21.11	$16.47	$15.00
Investment operations:
Net investment income(b)	.29	.31	.15
Net realized and unrealized gain	2.78	4.93	1.32
Total from investment operations	3.07	5.24	1.47
Distributions to shareholders from:
Net investment income	(.23)	(.22)	—
Net realized gain	(1.91)	(.38)	—
Total distributions	(2.14)	(.60)	—
Net asset value, end of period	$22.04	$21.11	$16.47
Total Return(c)	15.42%	32.83%	9.80	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.85%	.85%	.83	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.85%	.85%	.83	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.09%	1.13%	1.63	%(e)
Net investment income	1.38%	1.66%	1.51	%(e)

Supplemental Data:
Net assets, end of period (000)	$28,422	$27,545	$13,726
Portfolio turnover rate	97.89%	90.30%	76.72%

(a)	Commencement of operations was 12/21/2011, SEC effective date was 12/15/2011 and date shares first became available to the public was 1/3/2012.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.	29

Financial Highlights (continued)

CALIBRATED MID CAP VALUE FUND

	Class C Shares
			12/21/2011
	Year Ended 7/31		to
	2014	2013	7/31/2012(a)
Per Share Operating Performance
Net asset value, beginning of period	$20.89	$16.39	$15.00
Investment operations:
Net investment income(b)	.13	.08	.08
Net realized and unrealized gain	2.75	4.99	1.31
Total from investment operations	2.88	5.07	1.39
Distributions to shareholders from:
Net investment income	(.15)	(.19)	—
Net realized gain	(1.91)	(.38)	—
Total distributions	(2.06)	(.57)	—
Net asset value, end of period	$21.71	$20.89	$16.39
Total Return(c)	14.60%	31.91%	9.27	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.60%	1.58%	1.54	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.60%	1.58%	1.54	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.84%	1.86%	2.38	%(e)
Net investment income	.60%	.40%	.80	%(e)

Supplemental Data:
Net assets, end of period (000)	$4,354	$2,204	$15
Portfolio turnover rate	97.89%	90.30%	76.72%
(a)	Commencement of operations was 12/21/2011, SEC effective date was 12/15/2011 and date shares first became available to the public was 1/3/2012.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

30	See Notes to Financial Statements.

Financial Highlights (continued)

CALIBRATED MID CAP VALUE FUND

	Class F Shares
			12/21/2011
	Year Ended 7/31		to
	2014	2013	7/31/2012(a)
Per Share Operating Performance
Net asset value, beginning of period	$21.11	$16.48	$15.00
Investment operations:
Net investment income(b)	.32	.27	.16
Net realized and unrealized gain	2.79	4.99	1.32
Total from investment operations	3.11	5.26	1.48
Distributions to shareholders from:
Net investment income	(.25)	(.25)	—
Net realized gain	(1.91)	(.38)	—
Total distributions	(2.16)	(.63)	—
Net asset value, end of period	$22.06	$21.11	$16.48
Total Return(c)	15.66%	33.01%	9.87	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.70%	.69%	.68	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.70%	.69%	.68	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.94%	.98%	1.51	%(e)
Net investment income	1.50%	1.35%	1.59	%(e)

Supplemental Data:
Net assets, end of period (000)	$7,853	$6,062	$56
Portfolio turnover rate	97.89%	90.30%	76.72%
(a)	Commencement of operations was 12/21/2011, SEC effective date was 12/15/2011 and date shares first became available to the public was 1/3/2012.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.	31

Financial Highlights (continued)

CALIBRATED MID CAP VALUE FUND

	Class I Shares
			12/21/2011
	Year Ended 7/31		to
	2014	2013	7/31/2012(a)
Per Share Operating Performance
Net asset value, beginning of period	$21.16	$16.50	$15.00
Investment operations:
Net investment income(b)	.34	.35	.17
Net realized and unrealized gain	2.79	4.95	1.33
Total from investment operations	3.13	5.30	1.50
Distributions to shareholders from:
Net investment income	(.27)	(.26)	—
Net realized gain	(1.91)	(.38)	—
Total distributions	(2.18)	(.64)	—
Net asset value, end of period	$22.11	$21.16	$16.50
Total Return(c)	15.70%	33.21%	10.00	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.60%	.60%	.58	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.60%	.60%	.58	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.84%	.88%	.95	%(e)
Net investment income	1.59%	1.88%	1.73	%(e)

Supplemental Data:
Net assets, end of period (000)	$577,851	$323,673	$106,844
Portfolio turnover rate	97.89%	90.30%	76.72%
(a)	Commencement of operations was 12/21/2011, SEC effective date was 12/15/2011 and date shares first became available to the public was 1/3/2012.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

32	See Notes to Financial Statements.

Financial Highlights (continued)

CALIBRATED MID CAP VALUE FUND

	Class R2 Shares
			12/21/2011
	Year Ended 7/31		to
	2014	2013	7/31/2012(a)
Per Share Operating Performance
Net asset value, beginning of period	$21.19	$16.43	$15.00
Investment operations:
Net investment income(b)	.22	.37	.11
Net realized and unrealized gain	2.81	4.93	1.32
Total from investment operations	3.03	5.30	1.43
Distributions to shareholders from:
Net investment income	(.15)	(.16)	—
Net realized gain	(1.91)	(.38)	—
Total distributions	(2.06)	(.54)	—
Net asset value, end of period	$22.16	$21.19	$16.43
Total Return(c)	15.14%	33.23%	9.53	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.13%	.58%	1.15	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.13%	.58%	1.15	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.43%	.87%	2.01	%(e)
Net investment income	1.03%	1.98%	1.15	%(e)

Supplemental Data:
Net assets, end of period (000)	$31	$16	$11
Portfolio turnover rate	97.89%	90.30%	76.72%
(a)	Commencement of operations was 12/21/2011, SEC effective date was 12/15/2011 and date shares first became available to the public was 1/3/2012.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.	33

Financial Highlights (concluded)

CALIBRATED MID CAP VALUE FUND

	Class R3 Shares
			12/21/2011
	Year Ended 7/31		to
	2014	2013	7/31/2012(a)
Per Share Operating Performance
Net asset value, beginning of period	$21.18	$16.44	$15.00
Investment operations:
Net investment income(b)	.23	.37	.12
Net realized and unrealized gain	2.82	4.93	1.32
Total from investment operations	3.05	5.30	1.44
Distributions to shareholders from:
Net investment income	(.17)	(.18)	—
Net realized gain	(1.91)	(.38)	—
Total distributions	(2.08)	(.56)	—
Net asset value, end of period	$22.15	$21.18	$16.44
Total Return(c)	15.27%	33.21%	9.60	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.05%	.59%	1.05	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.05%	.59%	1.05	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.32%	1.05%	1.91	%(e)
Net investment income	1.04%	1.95%	1.24	%(e)

Supplemental Data:
Net assets, end of period (000)	$72	$18	$11
Portfolio turnover rate	97.89%	90.30%	76.72%
(a)	Commencement of operations was 12/21/2011, SEC effective date was 12/15/2011 and date shares first became available to the public was 1/3/2012.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

34	See Notes to Financial Statements.

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Equity Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust was formed on May 1, 2001 and is organized as a Delaware statutory trust. The Trust consists of the following two funds (each, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Calibrated Large Cap Value Fund (“Calibrated Large Cap Value Fund”) and Lord Abbett Calibrated Mid Cap Value Fund (“Calibrated Mid Cap Value Fund”).

The investment objective of each Fund is total return. Each Fund has six classes of shares: Class A, C, F, I, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, I, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions,

Notes to Financial Statements (continued)

market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal period ended July 31, 2012 through the fiscal year ended July 31, 2014. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, C, F, R2, and R3 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Futures Contracts–Each Fund may purchase and sell index futures contracts to manage cash or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(g)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an

Notes to Financial Statements (continued)

agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments;

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of July 31, 2014 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the fiscal year then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

Notes to Financial Statements (continued)

The management fee is based on each Fund’s average daily net assets at the following annual rate:

First $2 billion	.60%
Over $2 billion	.55%

For the fiscal year ended July 31, 2014, for Calibrated Large Cap Value Fund and Calibrated Mid Cap Value Fund, the effective management fee, net of waivers, was at an annualized rate of .27% and .36%, respectively.

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of ..04% of each Fund’s average daily net assets.

For the fiscal year ended July 31, 2014 and continuing through November 30, 2014, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, waive all or a portion of its administrative fee and reimburse each Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of ..50% for Calibrated Large Cap Value Fund and .60% for Calibrated Mid Cap Value Fund. This agreement may be terminated only upon the approval of the Board.

Each Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), has entered into a Servicing Arrangement with Lord Abbett Multi-Asset Balanced Opportunity Fund, Lord Abbett Multi-Asset Growth Fund and Lord Abbett Multi-Asset Income Fund of Lord Abbett Investment Trust and Lord Abbett Multi-Asset Global Opportunity Fund of Lord Abbett Global Fund, Inc., (each, a “Fund of Funds”) pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of total Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on each Fund’s Statement of Operations and Payable to affiliates on each Fund’s Statement of Assets and Liabilities.

As of July 31, 2014, the percentages of Calibrated Large Cap Value Fund’s and Calibrated Mid Cap Value Fund’s outstanding shares owned by each Fund of Funds were as follows:

		Underlying Funds
	Calibrated Large Cap	Calibrated Mid Cap
Fund of Funds	Value Fund	Value Fund
Lord Abbett Multi-Asset Balanced Opportunity Fund	39.97%	39.42%
Lord Abbett Multi-Asset Global Opportunity Fund	0.27%	5.45%
Lord Abbett Multi-Asset Growth Fund	28.52%	28.75%
Lord Abbett Multi-Asset Income Fund	—	15.87%

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C, F, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been approved by the Board pursuant to the plan:

Fees*	Class A	Class C	Class F	Class R2**	Class R3**
Service	.25%	.25%	—	.25%	.25%
Distribution	—	.75%	.10%	.35%	.25%

*	Each Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
**	Prior to the sale of shares to unaffiliated investors, service and distribution fees were fully waived.

Notes to Financial Statements (continued)

Class I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the fiscal year ended July 31, 2014:

	Distributor	Dealers’
	Commissions	Concessions
Calibrated Large Cap Value Fund	$37,710	$201,741
Calibrated Mid Cap Value Fund	20,383	108,949

Distributor received the following amount of CDSCs for the fiscal year ended July 31, 2014:

	Class A	Class C
Calibrated Large Cap Value Fund	$1,231	$3,056
Calibrated Mid Cap Value Fund	385	1,605

A Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal years ended July 31, 2014 and 2013 was as follows:

	Calibrated Large Cap Value Fund		Calibrated Mid Cap Value Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	7/31/2014	7/31/2013	7/31/2014	7/31/2013
Distributions paid from:
Ordinary income	$30,575,481	$4,100,225	$33,496,072	$6,234,113
Net long-term capital gains	2,738,936	6,720	7,623,384	32,563
Total distributions paid	$33,314,417	$4,106,945	$41,119,456	$6,266,676

As of July 31, 2014, the components of accumulated gains on a tax-basis were as follows:

	Calibrated Large Cap Value Fund	Calibrated Mid Cap Value Fund
Undistributed ordinary income – net	$30,480,464	$33,938,189
Undistributed long-term capital gains	16,947,555	20,439,854
Total undistributed earnings	$47,428,019	$54,378,043
Temporary differences	(17,698)	(18,268)
Unrealized gains – net	22,733,789	26,832,724
Total accumulated gains – net	$70,144,110	$81,192,499

Notes to Financial Statements (continued)

As of July 31, 2014, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Calibrated Large Cap Value Fund	Calibrated Mid Cap Value Fund
Tax cost	$430,867,565	$594,483,937
Gross unrealized gain	26,601,555	36,761,475
Gross unrealized loss	(3,867,766)	(9,928,751)
Net unrealized security gain	$22,733,789	$26,832,724

The difference between book-basis and tax basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

Permanent items identified during the fiscal year ended July 31, 2014 have been reclassified among the components of net assets based on their tax basis treatment as follows:

	Undistributed Net	Accumulated
	Investment Income	Net Realized Gain
Calibrated Large Cap Value Fund	$(32,749)	$32,749
Calibrated Mid Cap Value Fund	5,291	(5,291)

The permanent differences are attributable to the tax treatment of certain distributions received.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended July 31, 2014 were as follows:

	Purchases	Sales
Calibrated Large Cap Value Fund	$452,817,970	$438,238,275
Calibrated Mid Cap Value Fund	653,345,872	453,044,088

There were no purchases or sales of U.S. Government securities for the fiscal year ended July 31, 2014.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund entered into E-Mini S&P 500 Index futures contracts for the fiscal year ended July 31, 2014 (as described in note 2(f)) to manage cash. The Funds bear the risk that the underlying index will move unexpectedly, in which case each Fund may realize a loss. There is minimal counterparty credit risk to each Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Notes to Financial Statements (continued)

As of July 31, 2014, the Funds had the following derivatives, grouped into appropriate risk categories that illustrate how and why the Funds use derivative instruments:

	Calibrated Large Cap Value Fund		Calibrated Mid Cap Value Fund
Liability Derivatives	Equity Index Contracts	Fair Value	Equity Index Contracts	Fair Value
Futures Contracts(1)	$13,847	$13,847	$17,658	$17,658
Total	$13,847	$13,847	$17,658	$17,658

(1)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Transactions in derivative instruments for the fiscal year ended July 31, 2014, were as follows:

	Calibrated Large Cap Value Fund		Calibrated Mid Cap Value Fund
	Equity Index Contracts	Total	Equity Index Contracts	Total
Net Realized Gain (Loss)(1)
Futures Contracts	$297,271	$297,271	$342,526	$342,526
Net Change in Unrealized Appreciation/Depreciation(2)
Futures Contracts	$(35,788)	$(35,788)	$(54,089)	$(54,089)
Average Number of Contracts*
Futures Contracts	19	19	20	20

*	Calculated based on the number of contracts for the fiscal year ended July 31, 2014.
(1)	Statements of Operations location: Net realized gain on investments and futures contracts.
(2)	Statements of Operations location: Net change in unrealized appreciation/depreciation on investments and futures contracts.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”), specifying which transactions are subject to disclosures about offsetting.

The following tables illustrate gross and net information about recognized assets eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Funds and the applicable counterparty:

Notes to Financial Statements (continued)

	Calibrated Large Cap Value Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$3,523,635	$—	$3,523,635
Total	$3,523,635	$—	$3,523,635

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$3,523,635	$—	$—	$(3,523,635)	$—
Total	$3,523,635	$—	$—	$(3,523,635)	$—

	Calibrated Mid Cap Value Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$5,279,631	$—	$5,279,631
Total	$5,279,631	$—	$5,279,631

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$5,279,631	$—	$—	$(5,279,631)	$—
Total	$5,279,631	$—	$—	$(5,279,631)	$—

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of July 31, 2014.

8.	TRUSTEES’ REMUNERATION

The Trust’s officers and a Trustee, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

Notes to Financial Statements (continued)

9.	EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

10.	LINE OF CREDIT

Effective June 30, 2014, the Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participate in a $500 million unsecured revolving credit facility (the “Facility”) with State Street Bank and Trust Company (“SSB”). The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million based on past borrowings and likelihood of future borrowings. Each Participating Fund bears its ratable share of the $525,000 annual Facility fee based on the maximum amount the Fund can borrow under the Facility. This amount is included in Other expenses on each Participating Fund’s Statement of Operations. Any borrowings under the Facility will incur interest at current market rates as set forth in the credit agreement.

Prior to June 30, 2014, the Funds and certain other funds managed by Lord Abbett participated in a Facility with SSB. The amounts that were available under the Facility were (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds.

During the fiscal year ended July 31, 2014, a participating fund utilized the Facility and fully repaid its borrowings on August 11, 2014.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

12.	INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing. The value of a Fund’s investment in an individual company will fluctuate in response to its changing prospects and movements in the equity securities markets in general. If a Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

The market may fail to recognize for a long time the intrinsic value of particular value stocks each Fund may hold. The large companies in which Calibrated Large Cap Value Fund invests may be less able to respond quickly to certain market developments and may have slower rates of growth than smaller companies. The mid-sized companies in which Calibrated Mid Cap Value Fund invests may be less able to weather economic shifts or other adverse developments than larger, more established companies.

Due to each Fund’s exposure to foreign companies and American Depository Receipts, each Fund may experience increased market, liquidity, currency, political, information, and other risks.

These factors can affect each Fund’s performance.

Notes to Financial Statements (continued)

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Calibrated Large Cap Value Fund		Year Ended July 31, 2014		Year Ended July 31, 2013
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,061,171	$22,815,065	3,331,710	$63,260,396
Reinvestment of distributions	233,019	4,872,435	57,492	983,676
Shares reacquired	(1,112,900)	(24,016,001)	(2,020,635)	(37,420,570)
Increase	181,290	$3,671,499	1,368,567	$26,823,502
Class C Shares
Shares sold	250,344	$5,333,372	342,988	$6,745,015
Reinvestment of distributions	24,072	498,530	615	10,472
Shares reacquired	(130,160)	(2,789,970)	(15,812)	(317,572)
Increase	144,256	$3,041,932	327,791	$6,437,915
Class F Shares
Shares sold	412,641	$9,043,556	843,348	$16,033,964
Reinvestment of distributions	30,328	634,150	6,511	111,411
Shares reacquired	(278,072)	(5,945,485)	(241,146)	(4,394,773)
Increase	164,897	$3,732,221	608,713	$11,750,602
Class I Shares
Shares sold	777,584	$16,992,025	11,826,586	$230,083,137
Reinvestment of distributions	1,178,087	24,645,578	142,033	2,431,608
Shares reacquired	(500,456)	(11,248,242)	(56,231)	(1,117,836)
Increase	1,455,215	$30,389,361	11,912,388	$231,396,909
Class R2 Shares
Shares sold	1,135	$24,022	13,342.780	$278,134
Reinvestment of distributions	56	1,183	20.553	353
Shares reacquired	(6,390)	(134,635)	—	—
Increase (decrease)	(5,199)	$(109,430)	13,363.333	$278,487
Class R3 Shares
Shares sold	3,304	$70,777	3,681.083	$67,142
Reinvestment of distributions	426	8,879	110.210	1,883
Shares reacquired	(1,069)	(22,108)	(758.960)	(13,483)
Increase	2,661	$57,548	3,032.333	$55,542

Notes to Financial Statements (concluded)

Calibrated Mid Cap Value Fund		Year Ended July 31, 2014		Year Ended July 31, 2013
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	636,892	$13,578,846	1,421,928	$27,478,191
Reinvestment of distributions	135,575	2,744,038	28,488	468,011
Shares reacquired	(788,179)	(16,842,676)	(978,957)	(17,127,228)
Increase (decrease)	(15,712)	$(519,792)	471,459	$10,818,974
Class C Shares
Shares sold	114,481	$2,391,410	110,029	$2,124,095
Reinvestment of distributions	16,509	330,852	197	3,223
Shares reacquired	(35,976)	(760,225)	(5,617)	(108,828)
Increase	95,014	$1,962,037	104,609	$2,018,490
Class F Shares
Shares sold	195,308	$4,267,569	304,592	$6,012,193
Reinvestment of distributions	33,748	683,057	813	13,369
Shares reacquired	(160,140)	(3,350,678)	(21,731)	(428,948)
Increase	68,916	$1,599,948	283,674	$5,596,614
Class I Shares
Shares sold	9,064,522	$196,244,201	8,486,840	$159,175,451
Reinvestment of distributions	1,813,576	36,779,322	343,354	5,650,117
Shares reacquired	(47,494)	(999,827)	(6,163)	(119,730)
Increase	10,830,604	$232,023,696	8,824,031	$164,705,838
Class R2 Shares
Shares sold	571	$12,334	72.171	$1,511
Reinvestment of distributions	69	1,419	22.019	363
Increase	640	$13,753	94.190	$1,874
Class R3 Shares
Shares sold	2,334	$50,460	157.834	$3,145
Reinvestment of distributions	92	1,869	22.649	373
Shares reacquired	(2)	(49)	(0.150)	(3)
Increase	2,424	$52,280	180.333	$3,515

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Lord Abbett Equity Trust and the Shareholders of Lord Abbett Calibrated Large Cap Value Fund and Lord Abbett Calibrated Mid Cap Value Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Lord Abbett Calibrated Large Cap Value Fund and Lord Abbett Calibrated Mid Cap Value Fund (collectively, the “Funds”), the two portfolios constituting the Lord Abbett Equity Trust (the “Trust”) as of July 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2014, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett Calibrated Large Cap Value Fund and Lord Abbett Calibrated Mid Cap Value Fund as of July 31, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New
York September 25, 2014

Basic Information About Management

The Board is responsible for the management of the business and affairs of the Trust in accordance with the laws of the State of Delaware. The Board elects officers who are responsible for the day-to-day operations of the Funds and who execute policies authorized by the Board. The Board also approves an investment adviser to each Fund and continues to monitor the cost and quality of the services the investment adviser provides, and annually considers whether to renew the contract with the adviser. Generally, each Trustee holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Trust’s organizational documents.

Lord Abbett, a Delaware limited liability company, is the Fund’s investment adviser. Designated Lord Abbett personnel are responsible for the day-to-day management of the Funds.

Interested Trustee

Ms. Foster is affiliated with Lord Abbett and is an “interested person” of the Trust as defined in the Act. Ms. Foster is a director/trustee and officer of each of the 12 Lord Abbett-sponsored funds, which consist of 56 portfolios or series.

Current Position and
Name, Address and	Length of Service	Principal Occupation and Other Directorships
Year of Birth	with the Trust	During the Past Five Years
Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Trustee and President since 2006; Chief Executive Officer since 2012	Principal Occupation: Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990.
Other Directorships: None.

Independent Trustees

The following Independent Trustees also are directors/trustees of each of the 12 Lord Abbett-sponsored funds, which consist of 56 portfolios or series.

Current Position and
Name, Address and	Length of Service	Principal Occupation and Other Directorships
Year of Birth	with the Trust	During the Past Five Years
E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Trustee since 2001; Chairman since 2013

Principal Occupation: Managing General Partner, Bigelow Media, LLC (since 2000); Senior Adviser, Time Warner Inc. (1998 – 2000).

Other Directorships: Currently serves as director of Crane Co. (since 1984) and Huttig Building Products Inc. (since 1998). Previously served as a director of R.H. Donnelley Inc. (2009 – 2010).

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Trustee since 2001	Principal Occupation: Senior Advisor of Monitor Clipper Partners, a private equity investment fund (since 1997); President of Clipper Asset Management Corp. (1991 – 2009). Other Directorships: None.

Basic Information About Management (continued)

Current Position and
Name, Address and	Length of Service	Principal Occupation and Other Directorships
Year of Birth	with the Trust	During the Past Five Years
Eric C. Fast Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1949)	Trustee since 2014	Principal Occupation: Chief Executive Officer of Crane Co., an industrial products company (2001 – 2014).

Other Directorships: Currently serves as director of Automatic Data Processing, Inc. (since 2007) and Regions Financial Corporation (since 2010). Previously served as a director of Crane Co. (1999 – 2014).

Evelyn E. Guernsey Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1955)	Trustee since 2011	Principal Occupation: CEO, Americas of J.P. Morgan Asset Management (2004 – 2010). Other Directorships: None.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Trustee since 2004

Principal Occupation: Owner and CEO of The Hill Company, a business consulting firm (since 1998).

Other Directorships: Currently serves as director of WellPoint, Inc., a health benefits company (since 1994).

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2001

Principal Occupation: Advisor of One Equity Partners, a private equity firm (since 2004).

Other Directorships: Currently serves as director and Chairman of the Board of Ally Financial Inc., a financial services firm (since 2009), and as director of Molson Coors Brewing Company (since 2002).

James M. McTaggart Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2012

Principal Occupation: Independent management advisor and consultant (since 2012); Vice President, CRA International, Inc. (doing business as Charles River Associates), a global management consulting firm (2009-2012); Founder and Chairman of Marakon Associates, Inc., a strategy consulting firm (1978 – 2009); and Officer and Director of Trinsum Group, a holding company (2007 – 2009).

Other Directorships: Currently serves as director of Blyth, Inc., a home products company (since 2004).

Basic Information About Management (continued)

Current Position and
Name, Address and	Length of Service	Principal Occupation and Other Directorships
Year of Birth	with the Trust	During the Past Five Years
James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2006

Principal Occupation: CEO of Tullis-Dickerson and Co. Inc., a venture capital management firm (since 1990); CEO of Tullis Health Investors Inc. (since 2012).

Other Directorships: Currently serves as director of Crane Co. (since 1998).

Officers

None of the officers listed below have received compensation from the Trust. All of the officers of the Funds also may be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302. Unless otherwise indicated, the position(s) and title(s) listed under the “Principal Occupation During the Past Five Years” column indicate each officer’s position(s) and title(s) with Lord Abbett.

Length of Service
Name and	Current Position	of Current	Principal Occupation
Year of Birth	with the Trust	Position	During the Past Five Years
Daria L. Foster (1954)	President and Chief Executive Officer	Elected as President in 2006 and Chief Executive Officer in 2012	Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990.

Robert I. Gerber (1954)	Executive Vice President	Elected in 2007	Partner and Chief Investment Officer (since 2007), joined Lord Abbett in 1997 as Director of Taxable Fixed Income Management.

Walter H. Prahl (1958)	Executive Vice President	Elected in 2011	Partner and Director, joined Lord Abbett in 1997.

Frederick J. Ruvkun (1957)	Executive Vice President	Elected in 2011	Partner and Director, joined Lord Abbett in 2006.

John W. Ashbrook (1964)	Vice President and Assistant Secretary	Elected in 2014	Senior Counsel, joined Lord Abbett in 2008.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 2001	Partner and Chief Financial and Operations Officer, joined Lord Abbett in 1999.

Brooke A. Fapohunda (1975)	Vice President and Assistant Secretary	Elected in 2014	Assistant General Counsel, joined Lord Abbett in 2006 and was formerly Vice President and Legal Counsel at Credit Suisse Asset Management LLC (2005 – 2006) and Associate at Willkie Farr & Gallagher LLP (2004 – 2006).

Basic Information About Management (concluded)

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Partner and Deputy General Counsel, joined Lord Abbett in 2004.

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 2001	Partner and General Counsel, joined Lord Abbett in 1997.

David J. Linsen (1974)	Vice President	Elected in 2012	Partner and Director, joined Lord Abbett in 2001.

Susan D. Lively (1981)	Vice President and Assistant Secretary	Elected in 2014	Counsel, joined Lord Abbett in 2011 and was formerly an Associate at Sidley Austin LLP (2008 - 2011).

Joseph M. McGill (1962)	Chief Compliance Officer	Elected in 2014	Chief Compliance Officer, joined Lord Abbett in 2014 and was formerly a Managing Director and Chief Compliance Officer at UBS Global Asset Management (2003 – 2013).

A. Edward Oberhaus, III (1959)	Vice President	Elected in 2001	Partner and Director, joined Lord Abbett in 1983.

Thomas R. Phillips (1960)	Vice President and Assistant Secretary	Elected in 2008	Partner and Deputy General Counsel, joined Lord Abbett in 2006.

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Partner and Senior Deputy General Counsel, joined Lord Abbett in 2007.

Scott S. Wallner (1955)	AML Compliance Officer	Elected in 2011	Assistant General Counsel, joined Lord Abbett in 2004.

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Partner and Director of Fund Administration, joined Lord Abbett in 2003.

Please call 888-522-2388 for a copy of the statement of additional information, which contains further information about the Trust’s Trustees. It is available free upon request.

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30th are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

Tax Information

The percentages below reflect the portion of ordinary income distributions that are eligible for the corporate dividend received deduction (DRD) and qualified dividend income (QDI) for individual shareholders:

Fund Name	DRD	QDI
Calibrated Large Cap Value Fund	22%	22%
Calibrated Mid Cap Value Fund	13%	14%

Additionally, of the distributions paid to the shareholders during the fiscal year ended July 31, 2014, the following amounts represent short-term capital gains and long-term capital gains:

Fund Name	Short-term capital gains	Long-term capital gains
Calibrated Large Cap Value Fund	$24,563,505	$2,738,936
Calibrated Mid Cap Value Fund	$28,537,026	$7,623,384

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett Equity Trust

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Calibrated Large Cap Value Fund Calibrated Mid Cap Value Fund	CALIBRATED-2 (09/14)

Item 2:	Code of Ethics.

(a)	In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended July 31, 2014 (the “Period”).

(b)	Not applicable.

(c)	The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 12(a)(1) concerning the filing of the Code of Ethics.

Item 3:	Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that each of the following independent trustees who are members of the audit committee is an audit committee financial expert: E. Thayer Bigelow and Robert B. Calhoun, Jr. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:	Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended July 31, 2014 and 2013 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2014	2013
Audit Fees {a}	$75,400	$73,000
Audit-Related Fees	- 0 -	- 0 -
Total audit and audit-related fees	$75,400	$73,000

Tax Fees {b}	14,758	21,477
All Other Fees	- 0 -	- 0 -

Total Fees	$90,158	$94,477

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended July 31, 2014 and 2013 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

•	any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and
•	any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended July 31, 2014 and 2013 were:

	Fiscal year ended:
	2014	2013
All Other Fees {a}	$185,734	$180,602

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SOC-1 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended July 31, 2014 and 2013 were:

	Fiscal year ended:
	2014		2013
All Other Fees	$	- 0 -	$	- 0 -

(h) The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	The Lord Abbett Family of Funds Sarbanes Oxley Code of Ethics for the Principal Executive Officer and Senior Financial Officers is attached hereto as part of Ex-99. CODEETH.

(a)(2)	Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT EQUITY TRUST

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: September 22, 2014

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: September 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: September 22, 2014

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: September 22, 2014